Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of geographical areas [line items]
Revenue	€ 715.2	€ 760.1
United Kingdom
Disclosure of geographical areas [line items]
Revenue	197.8	219.3
Italy
Disclosure of geographical areas [line items]
Revenue	98.2	109.9
Germany
Disclosure of geographical areas [line items]
Revenue	96.3	106.0
France
Disclosure of geographical areas [line items]
Revenue	45.0	52.1
Croatia
Disclosure of geographical areas [line items]
Revenue	22.4	19.8
Sweden
Disclosure of geographical areas [line items]
Revenue	34.6	35.5
Serbia
Disclosure of geographical areas [line items]
Revenue	21.2	21.3
Austria
Disclosure of geographical areas [line items]
Revenue	35.8	37.0
Norway
Disclosure of geographical areas [line items]
Revenue	34.5	30.6
Spain
Disclosure of geographical areas [line items]
Revenue	19.3	20.3
Switzerland
Disclosure of geographical areas [line items]
Revenue	19.9	19.1
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 90.2	€ 89.2